ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.1%
Canada - 3.7%
Software - 3.7% (d)
Absolute Software Corp.	1,920,265	$19,533,632
BlackBerry, Ltd. (a)	6,837,256	33,340,185
Total Software		52,873,817

Finland - 0.2%
Software - 0.2% (d)
F-Secure Oyj	643,276	2,074,198

Israel - 7.7%
Communications Equipment - 1.0%
Radware, Ltd. (a)	589,222	13,899,747
Software - 6.7% (d)
Check Point Software Technologies, Ltd. (a)(b)	351,827	37,796,775
CyberArk Software, Ltd. (a)(b)	370,175	36,747,272
Tufin Software Technologies, Ltd. (a)(e)	2,161,589	20,643,175
Total Software		95,187,222
Total Israel		109,086,969

Japan - 4.2%
Software - 4.2% (d)
Digital Arts, Inc.	182,383	14,695,366
FFRI Security, Inc. (a)	391,655	8,788,887
Trend Micro, Inc.	644,422	35,928,876
Total Software		59,413,129

Jersey - 1.0%
Software - 1.0%
Mimecast, Ltd. (a)	331,157	13,796,001

Republic of Korea - 0.6%
Software - 0.6% (d)
Ahnlab, Inc.	197,886	8,209,262

Sweden - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fingerprint Cards AB - Class B (a)(b)	5,510,233	9,996,618

United Kingdom - 6.0%
Aerospace & Defense - 3.0%
BAE Systems PLC	2,296,227	13,753,917
QinetiQ Group PLC	3,790,079	13,966,712
Ultra Electronics Holdings PLC	553,247	13,696,812
Total Aerospace & Defense		41,417,441
IT Services - 0.2%
NCC Group PLC	1,472,170	3,236,060
Software - 2.8% (d)
Avast Plc	6,056,116	39,659,215
Total United Kingdom		84,312,716

United States - 75.0%
Aerospace & Defense - 2.4%
Parsons Corp. (a)	922,285	33,423,608
Communications Equipment - 8.4%
Cisco Systems, Inc.	1,164,543	54,314,286
F5 Networks, Inc. (a)	109,787	15,313,091
Juniper Networks, Inc.	1,539,827	35,200,445
NetScout Systems, Inc. (a)	544,841	13,926,136
Total Communications Equipment		118,753,958
Internet Software & Services - 0.7%
Zix Corp. (a)(b)	1,363,528	9,408,343
IT Services - 15.9%
Akamai Technologies, Inc. (a)	385,792	41,314,465
Booz Allen Hamilton Holding Corp.	193,858	15,080,214
CACI International, Inc. - Class A (a)	149,377	32,396,884
Leidos Holdings, Inc.	153,796	14,406,071
LiveRamp Holdings, Inc. (a)(b)	865,100	36,740,797
ManTech International Corp. - Class A	196,562	13,462,531
Okta, Inc. (a)(b)	106,012	21,226,783
Science Applications International Corp.	428,612	33,294,580
VeriSign, Inc. (a)	77,193	15,965,828
Total IT Services		223,888,153
Software - 47.6% (d)
A10 Networks, Inc. (a)	1,422,318	9,685,986
Cloudflare, Inc. - Class A (a)(b)	1,283,667	46,147,829
CommVault Systems, Inc. (a)	922,974	35,719,094
Crowdstrike Holdings, Inc. - Class A (a)(b)	227,413	22,807,250
Everbridge, Inc. (a)(b)	115,485	15,978,505
FireEye, Inc. (a)	2,969,758	36,156,804
ForeScout Technologies, Inc. (a)	649,719	13,774,043
Fortinet, Inc. (a)	301,811	41,429,596
MobileIron, Inc. (a)	2,109,821	10,401,418
NortonLifeLock, Inc.	1,884,549	37,370,607
OneSpan, Inc. (a)	619,720	17,308,780
Palo Alto Networks, Inc. (a)(b)	181,326	41,645,142
Ping Identity Holding Corp. (a)(b)	1,239,349	39,770,709
Proofpoint, Inc. (a)(b)	339,568	37,732,796
Qualys, Inc. (a)(b)	351,192	36,530,992
Rapid7, Inc. (a)(b)	299,316	15,271,102
Sailpoint Technologies Holdings, Inc. (a)(b)	1,542,604	40,832,728
SecureWorks Corp. - Class A (a)(b)(e)	964,470	11,023,892
SolarWinds Corp. (a)(b)	1,944,620	34,361,435
Splunk, Inc. (a)	227,259	45,156,363
Tenable Holdings, Inc. (a)(b)	1,214,514	36,204,662
Varonis Systems, Inc. (a)(b)	165,365	14,631,495
Verint Systems, Inc. (a)(b)	319,016	14,413,143
Zscaler, Inc. (a)(b)	184,575	20,210,962
Total Software		674,565,333
Total United States		1,060,039,395
TOTAL COMMON STOCKS (Cost $1,257,368,520)		1,399,802,105

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.3%
ETFMG Sit Ultra Short ETF (e)	1,000,000	49,590,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (c)	180,725,458	180,725,458
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $230,834,335)		230,315,458

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	8,316,775	8,316,775
TOTAL SHORT-TERM INVESTMENTS (Cost $8,316,775)		8,316,775

Total Investments (Cost $1,496,519,630) - 116.0%		1,638,434,338
Liabilities in Excess of Other Assets - (16.0)%		(225,681,288)
TOTAL NET ASSETS - 100.0%		$1,412,753,050

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2020.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	As of June 30, 2020 the Fund had a significant portion of its assets in the Software Industry.
(e)
 Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2020	Dividends	Shares Held At June 30, 2020
Secureworks, Corp.	$ -	$ 5,948,112	$ (3,003,112)	$ 89,528	$ (2,267,438)	$ 11,023,892	$ -	964,470
ETFMG Sit Ultra Short ETF	$ -	$ 50,108,877	$ -	$ -	$ (518,877)	$ 49,590,000	$ -	1,000,000
Tufin Software Technologies, Ltd.	$ -	$ 12,641,897	$ (20,154,565)	$ (11,756,416)	$ (23,044,177)	$ 20,643,175		2,161,589
	$ -	$ 68,698,885	$ (23,157,678)	$ (11,666,889)	$ (25,830,492)	$ 81,257,067	$ -	4,126,059

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,399,802,105	$-	$-	$1,399,802,105
Short Term Investments	8,316,775	-	-	8,316,775
Investments Purchased with Securities Lending Collateral*	-	-	-	230,315,458
Total Investments in Securities	$1,408,118,880	$-	$-	$1,638,434,338

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.